Mineral Licenses, Net (Tables)	12 Months Ended
Dec. 31, 2014
Extractive Industries [Abstract]
Schedule of Mineral Licenses

Mineral licenses, net are comprised of the following:

	December 31, 2014	December 31, 2013
Coal deposits	942,556	1,620,693
Iron ore deposits	48,703	83,868
Limestone deposits	1,539	2,645
Quartzite deposits	166	286

Mineral licenses before depletion	992,964	1,707,492
Accumulated depletion	(273,013)	(414,022)

Mineral licenses, net	719,951	1,293,470